                                                     REGISTRATION NO. 333-31131
                                                     REGISTRATION NO. 811-07659

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                        [_]
                        PRE-EFFECTIVE AMENDMENT NO.                        [_]
                      POST-EFFECTIVE AMENDMENT NO. 56                      [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                    [_]
                             AMENDMENT NO. 320                             [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [X]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                               EXPLANATORY NOTE:

This Post-Effective Amendment No. 56 ("PEA") to the Form N-4 Registration
Statement No. 333-31131 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the GWBL Supplement. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Summary Prospectus Supplement

and Prospectus Supplement

Guaranteed Withdrawal Benefit for Life and

Guaranteed Minimum Death Benefit Offer

This supplement describes an offer we are making to you in connection with your Accumulator® variable annuity contract guaranteed benefits. If you accept this offer and you do not want to remain invested in your Accumulator® variable annuity contract, we also offer you the opportunity to exchange your contract for another annuity contract issued by us.

This supplement contains important information that you should know before accepting this offer or taking any other action under your contract. You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the guaranteed benefits you previously elected will continue unchanged.

You should carefully read the Summary in conjunction with the Supplement that follows before making your decision regarding this offer. This offer asks you to give up valuable guaranteed benefits in return for additional cash in your contract. Reading the summary alone is no substitute for reading the entire document.

Inside

Summary Prospectus Supplement	1

Prospectus Supplement	3

Appendix I
Guaranteed Benefits and Standard Death Benefit Information	13

Appendix II
Exchange Offer Program	17

AXA Equitable Life Insurance Company

Supplement dated [XX], 2013 to prospectuses for:

• Accumulator®

• Accumulator® Elite

• Accumulator® Plus

• Accumulator® Select

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Summary Prospectus Supplement

You are receiving this offer because, at the time you purchased your contract, you elected a guaranteed withdrawal benefit for life (“GWBL”). For a limited time, we are offering to increase your contract’s account value in return for terminating your GWBL and your applicable guaranteed minimum death benefit (“GMDB”).

When you purchased your contract you made a determination that the GWBL and GMDB were important to you based on your personal circumstances at that time. When considering this offer, you should consider whether you no longer need or want the GWBL and GMDB, given your personal circumstances today and your future needs.

The offer and acceptance letter included with this supplement indicates the amount of our offer to you as of the date specified in the letter. The offer amount will change each business day because of the factors that we use to determine our reserve for these types of benefits change.

For a current offer amount, you can login to your account by visiting www.axa-equitable.com. Additional information about this offer is available at www.axa-equitable.com/withdrawalbenefit. If you have any questions about this offer or would like a copy of the current Prospectus for your contract, contact your financial professional or call us directly at 1-866-638-0550.

Offer Amount

For a current offer amount, you can login to your account by visiting www.axa-equitable.com. Additional information about this offer is available at www.axa-equitable.com/withdrawalbenefit.

If you accept the offer:

•	The amount we add to your contract’s account value will be determined and added on the business day we receive your acceptance in good order. The amount will be allocated according to your current investment allocation instructions on file with us.

•	Your GWBL and GMDB would terminate, and your contract’s account value would be increased.

•	Upon termination of your guaranteed benefits, you would no longer pay the annual charges for the guaranteed benefits, and a withdrawal charge will not apply to any withdrawal or exchange made no later than 30 days after the expiration date shown in your offer letter.

—

The guaranteed benefits cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your beneficiaries, and your financial professional or other advisor.

Accepting the Offer To accept this offer, you may login to your account at www.axa-equitable.com. You may also accept this offer by completing the acceptance form included with this supplement. Or you may fax the acceptance form to us at 1-816-701-4960.	—

Your financial professional may receive payments that may provide an incentive in recommending whether or not you should accept this offer. For example, AXA Equitable, or its distributor, pays contribution-based compensation to the selling broker-dealer.

—

You may choose to remain invested in your contract, or if you do not want to remain invested in your contract without the guaranteed benefits, you may:

(i) terminate your contract and receive the account value plus the amount we add to your contract; (ii) transfer a portion of your contract’s account value to another investment product; or (iii) exchange your contract for another annuity contract issued by an insurance company of your choice; or (iv) exchange your contract for a Structured Capital Strategies® Series C or Series ADV variable and index-linked deferred annuity contract, which are both currently available for sale, or an Investment Edge Select or Series ADV variable annuity contract issued by us

(together the “New Contracts”), which we anticipate will become available for sale before our offer expires. We provide more information on their availability later in this supplement. You can also contact your financial professional for more information.

The offer to exchange your contract is distinct from our offer to increase your contract account value in return for terminating your GWBL and GMDB, as applicable. You can accept our offer to increase your account value and reject our offer to exchange your contract. However, our offer to exchange your contract is not available unless you accept our offer to increase your account value in return for terminating your benefits.

To accept this offer, you may login to your account at www.axa-equitable.com. You may also accept this offer by completing the acceptance form included with this supplement. Please complete, sign and date the acceptance form and return it to us at the following address:

AXA Equitable Life Insurance Company Retirement Services Solution 500 Plaza Drive, 6th Floor Secaucus, NJ 07094

Or you may fax the acceptance form to us at 1-816-701-4960.

.

Prospectus Supplement

Guaranteed Withdrawal Benefit for Life and Guaranteed Minimum Death

Benefit Offer

This supplement describes an offer we are making to you in connection with your Accumulator® variable annuity contract guaranteed benefits. If you accept this offer and you do not want to remain invested in your Accumulator® variable annuity contract, we also offer you the opportunity to exchange your contract for another annuity contract issued by us.

This supplement contains important information that you should know before accepting this offer or taking any other action under your contract. You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the guaranteed benefits you previously elected will continue unchanged. You should carefully read this supplement in conjunction with your Prospectus before making your decision regarding this offer. For a current offer amount, you can login to your account by visiting www.axa-equitable.com. Additional information about this offer is available at www.axa-equitable.com/offer. If you have any questions about this offer or would like a copy of the current Prospectus for your contract, contact your financial professional or call us directly at 1-866-638-0550.

Why am I receiving this offer?

You are receiving this offer because, at the time you purchased your contract, you elected the Guaranteed Withdrawal Benefit for Life (“GWBL”). In addition, at the time you purchased your contract, you elected either the GWBL Standard death benefit or the GWBL Enhanced death benefit (collectively, the “Guaranteed minimum death benefits” or “GMDBs”). Collectively, we refer to the GWBL and the applicable GMDB as the “Guaranteed Benefits”.

What is this offer? How does this offer work?

For a limited time, we are offering to increase your contract’s account value in return for terminating your GWBL and your applicable GMDB. If you elect to terminate your GWBL and GMDB, the death benefit under your contract and the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions.

If you accept this offer, upon termination of your Guaranteed Benefits, the annual Guaranteed Benefit charges will no longer be deducted from your account value. For additional information about the GWBL, the GWBL Enhanced death benefit and the GWBL Standard death benefit, see Appendix I to this supplement. While the charges for the Guaranteed Benefits would cease, you should be aware that the annual percentage rate we charge for separate account expenses would remain the same if you accept this offer. This means that you would continue to pay the same annual percentage rate for separate account expenses as contract owners that have the GWBL standard death benefit, even though you would no longer have the GWBL Standard death benefit.

An offer and acceptance letter is included with this supplement. You have a limited time period to accept this offer. The offer letter indicates the deadline by which you can accept this offer. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

Why is AXA Equitable making this offer?

We believe that this offer can be mutually beneficial to both us and contract owners who no longer need or want the GWBL and the applicable GMDB. If you accept this offer, you would benefit because you would receive an increase in your contract’s account value and your Guaranteed Benefit charges would cease. We would gain a financial benefit because past market conditions and the ongoing low interest rate environment make continuing to provide these Guaranteed Benefits costly to us. Providing the lump sum payments will be less costly to us than the amounts we are currently setting aside to guarantee the benefits.

You should carefully read this supplement before making your decision regarding this offer. This offer asks you to give up valuable Guaranteed Benefits in return for additional cash in your contract.

How does AXA Equitable determine the offer amount? How much would be added to my contract’s account value?

For the GWBL and the applicable GMDB, we determine the offer amount using standard actuarial calculations for determining contract reserves. The actuarial value takes into account:

—	The owner/annuitant’s life expectancy (based on gender and age);
—	The current and projected contract account value; and
—	The current and projected GWBL and GMDB benefits.

In general, the contract reserve for these types of benefits is the difference between the present value of expected benefit claims less the present value of expected benefit charges.

We calculate the actuarial value of your GWBL and GMDB together. These calculations are determined based on reserves, account value, and benefit bases on the business day prior to the date we receive your acceptance of this offer.

For most contract owners (“Group 1”), the amount of the offer is the greater of: (i) approximately 70% of this actuarial valuation of the GWBL and GMDB reserve; and (ii) two times the GWBL and GMDB fee rates multiplied by the respective benefit base.

If you took an excess withdrawal (cumulative withdrawals in a contract year that exceed a specified limit) in any of the three contract years ending in 2012, or in the partial contract year from your contract anniversary in 2012 through December, 31, 2012, and that excess withdrawal also equaled or exceeded 25% of the contract’s account value as of the contract date anniversary preceding the withdrawal(s), then you are part of Group 2. For Group 2, the offer is the greater of: (i) approximately 25% of the actuarial valuation of the GWBL and GMDB reserve; and (ii) the GWBL and GMDB fee rates multiplied by the respective benefit base.

The offer and acceptance letter included with this supplement indicates the amount of our offer to you as of the date specified in the letter. In general, the larger your contract account value is relative to your benefit base, the smaller your offer amount will be. The offer amount will change each business day because of the factors that we use to determine our reserve for these types of benefits change. For example, in determining your current and projected GWBL and GMDB benefits, we consider a number of factors including your contract’s current account value, your age, your allocation of contract assets among the investment options, and interest rates. As these factors change, the amount of our offer changes. Therefore, the exact amount you receive may be more or less than the offer amount quoted to you in our offer letter and will depend on then current market conditions and any changes in our estimate of your then current and projected contract account value and GWBL and GMDB benefits when we determine the amount to be added to your contract’s account value. In general, as your contract account value increases, the amount of the offer decreases. Similarly, as your contract account value decreases, the amount of the offer increases. For a current offer amount, you can login to your account by visiting www.axa-equitable.com or call us at 1-866-638-0550.

Examples for Group 1

Example 1:

Assume the contract owner is a 75-year old male who elected the GWBL and the GWBL Enhanced death benefit (“GMDB”) at contract issue. Further assume the GWBL/GMDB benefit base is $167,225 and the contract account value is $121,617. The amount of the initial offer as stated in the contract owner’s offer letter is $25,167. Assume the contract owner accepts the offer 30 days later at which time the contract account value has decreased to $97,294. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would increase to $29,086.

Example 2:

Assume the contract owner is a 75-year old male who elected the GWBL and the GWBL Enhanced death benefit (“GMDB”) at contract issue. Further assume the GWBL/GMDB benefit base is $167,225 and the contract account value is $121,617. The amount of the initial offer as stated in the contract owner’s offer letter is $25,167. Assume the contract owner accepts the offer 30 days later at which time the contract account value has increased to $145,941. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would decrease to $21,247.

Additional Offer Amount Examples for Group 1:

The following examples assume the contract owner is a 75-year old male.

Contract account value	GWBL/GMDB benefit base	Offer amount
$115,000	$120,000	$5,535
$115,000	$130,000	$8,938
$115,000	$140,000	$13,035
$115,000	$150,000	$17,534
$115,000	$160,000	$22,340
$115,000	$170,000	$27,415
$115,000	$180,000	$32,736
$115,000	$190,000	$38,243
$115,000	$200,000	$43,823
$115,000	$210,000	$49,519
$115,000	$220,000	$55,178
$115,000	$230,000	$60,805
$115,000	$240,000	$66,466
$115,000	$250,000	$72,085
$115,000	$260,000	$77,696
$115,000	$270,000	$83,338
$115,000	$280,000	$88,933
$115,000	$290,000	$94,632
$115,000	$300,000	$100,309

Examples for Group 2

Example 3:

Assume the contract owner is a 70-year old female who elected the GWBL and the GWBL Enhanced death benefit (“GMDB”) at contract issue. Further assume the GWBL/GMDB benefit base is $145,717 and the contract account value is $107,487. The amount of the initial offer as stated in the contract owner’s offer letter is $8,090. Assume the contract owner accepts the offer 30 days later at which time the contract account value has decreased to $85,989. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would increase to $10,286.

Example 4:

Assume the contract owner is a 70-year old female who elected the GWBL and the GWBL Enhanced death benefit (“GMDB”) at contract issue. Further assume the GWBL/GMDB benefit base is $145,717 and the contract account value is $107,487. The amount of the initial offer as stated in the contract owner’s offer letter is $8,090. Assume the contract owner accepts the offer 30 days later at which time the contract account value has increased to $128,984. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would decrease to $5,894.

Additional Offer Amount Examples for Group 2:

The following examples assume the contract owner is a 70-year old female.

Contract account value	GWBL/GMDB benefit base	Offer amount
$115,000	$120,000	$3,918
$115,000	$130,000	$5,400
$115,000	$140,000	$7,008
$115,000	$150,000	$8,703
$115,000	$160,000	$10,475
$115,000	$170,000	$12,303
$115,000	$180,000	$14,208
$115,000	$190,000	$16,313
$115,000	$200,000	$18,313
$115,000	$210,000	$20,333
$115,000	$220,000	$22,330
$115,000	$230,000	$24,447
$115,000	$240,000	$26,437
$115,000	$250,000	$28,432
$115,000	$260,000	$30,414

$115,000	$270,000	$32,405
$115,000	$280,000	$34,405
$115,000	$290,000	$36,393
$115,000	$300,000	$38,387

These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of projections. The results are for illustrative purposes and are not intended to represent your particular situation. Your offer amount may be higher or lower than the amounts shown.

How can I evaluate this offer?

You must decide between: (1) keeping your GWBL and applicable GMDB; or (2) terminating your GWBL and applicable GMDB and accepting an increase in your contract’s account value. See Appendix I for a description of the GWBL and applicable GMDBs.

If you do not accept our offer, no amount would be added to your contract’s account value and your GWBL and applicable GMDB would continue in force and applicable fees would continue to be deducted from your account value.

If you accept the offer, your GWBL and applicable GMDB would terminate, and your contract’s account value would be increased. In the future, if a death benefit is payable, the amount payable to your beneficiaries would be equal to your contract’s account value, which could be more or less than your net contributions. For contracts with GWBL, the investment options are limited to the guaranteed interest account, certain dollar cost averaging programs and the following variable investment options: the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio (“permitted variable investment options”). If you accept this offer, your investment would no longer be restricted to the permitted variable investment options and you would be able to invest in all variable investment option available under your Accumulator® contract.

When you purchased your contract you made a determination that the GWBL and GMDB were important to you based on your personal circumstances at that time. When considering this offer, you should consider whether you no longer need or want the GWBL and GMDB, given your personal circumstances today and your future needs. You should also consider your specific contract account values (with and without the offer), your GWBL and GMDB benefit base and the following factors:

—	How long you intend to keep your contract;

—	Whether, given your current state of health, you believe you are likely to live to enjoy the income/withdrawal benefits provided by the GWBL;

—	Whether it is important for you to leave a minimum death benefit from your contract to your beneficiaries;

—	Whether the increased contract account value available through the offer is more important to you than the current value of the GWBL and GMDB;

—

Whether you believe that your contract account value, with the addition provided by the offer, may increase (through market gains) relative to how the GWBL and GMDB benefit base may increase such that the GWBL and GMDB may become less valuable to you over time;

—

Whether you believe that your contract account value, with the addition provided by the offer, may decline (through market losses), stay the same, or increase slowly relative to how the GWBL and GMDB benefit base would have increased such that the value of having the GWBL and GMDB may become more valuable to you and your beneficiaries over time; and

—	Whether your need for income (or withdrawals) from this contract is more than you could withdraw without disproportionately reducing the benefit base.

You should assess your own situation to decide whether to accept the offer. Once terminated, the GWBL and the corresponding GMDB cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your beneficiaries, and your financial professional or other advisor. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future contract account value, including whether investment options under your contract will experience market gains or losses.

How do I accept this offer?

To accept this offer, you may login to your account at www.axa-equitable.com. You may also accept this offer by completing the acceptance form included with this supplement. Please complete, sign and date the acceptance form and return it to us at the following address:

AXA Equitable Life Insurance Company

Retirement Services Solution

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Or you may fax the acceptance form to us at 1-816-701-4960.

If you accept this offer, the amount we add to your contract’s account value will be determined and added on the business day we receive your acceptance in good order. The amount will be allocated according to your current investment allocation instructions on file with us. If there are any policy transactions on the day we receive your acceptance or we receive your acceptance on the first day of your contract year, the amount we add to your contract’s account value will be determined and added on the next business day. Note: For most contract owners, the offer amount will be less than the difference between the projected GWBL/GMDB benefit base and the contract’s account value. However, if the actuarial calculation of the offer amount is less than the minimum offer amount (i.e. one or two times the GWBL and GMDB fee rates multiplied by the respective benefit base), the offer amount may be greater than the difference between the projected GWBL/GMDB benefit base and the contract’s account value. This is more likely to occur if the difference between the GWBL/GMDB benefit base and the account value is small relative to the fees paid for the GWBL and GMDB.

What are my options after I accept this offer?

If you accept this offer you may choose to remain invested in your contract, or if you do not want to remain invested in your contract without the GWBL and GMDB, you may: (i) terminate your contract and receive the account value which includes the amount we add to your contract; (ii) transfer all or part of your contract’s account value to another investment product; (iii) exchange your contract for another annuity contract issued by an insurance company of your choice; or (iv) exchange your contract for a Structured Capital StrategiesSM Series C or Series ADV variable and index-linked deferred annuity contract, or an Investment Edge Select or Series ADV variable annuity contract issued by us (together “New Contracts”). (See Appendix II to this supplement for a comparison of some of the important features of your current contract and the New Contracts.) If you are considering exchanging your current contract for a New Contract and would like a copy of a prospectus, contact your financial professional. We cannot recommend a course of action for you. Your financial professional will be able to explain the features of the New Contract, and provide you with the proper forms and application necessary to complete the transaction. New Contracts can only be purchased through a broker-dealer and are not available in all states or through all broker-dealer firms. As noted in Appendix II, as of the date of this supplement, the Investment Edge Select and Investment Edge Series ADV variable annuity contracts are not yet available for sale. For more information about the availability of those contracts, contact your financial professional. The information in this supplement and in the preliminary prospectus for the Investment Edge contracts is not complete and may be changed. We may not sell an Investment Edge contract until the registration statement filed with the Securities and Exchange Commission is effective. Neither this supplement nor the preliminary prospectus for the Investment Edge contract is an offer to sell the contracts and is not soliciting an offer to buy the contracts in any state where the offer or sale is not permitted.

If you accept this offer, a withdrawal charge will not apply to any withdrawal or exchange made no later than 30 days after the expiration date shown in your offer letter. Amounts withdrawn during this period will be considered withdrawals of contributions for purpose of calculating any applicable withdrawal charges after this period.

Please note that we are unable to waive the withdrawal charge on the date we receive your request for a partial withdrawal if your withdrawal request is received on the same business day we receive your acceptance of this offer. If we receive your request for a partial withdrawal on the same business day we receive your acceptance of this offer, in order to waive the withdrawal charge, you agree that we will process your request for a partial withdrawal on the next business day following the business day we receive your acceptance.

Would accepting this offer impact my automatic payment plans?

If you are enrolled in the Maximum or Customized payment plan, your enrollment would terminate and these programs would no longer be available under your contract. If you are enrolled in the dollar-for-dollar withdrawal service, your enrollment would terminate if you accept this offer. Systematic withdrawals and payments under the automatic required minimum distribution service would not be affected if you accept this offer. If you wish to re-enroll in available automated withdrawal services, call us at 1-800-789-7771.

More information about this offer

If you accept this offer, you will receive an endorsement to your contract that terminates your GWBL and replaces your GMDB with the return of account value death benefit.

You will not incur any fees or charges as a result of accepting this offer. All expenses we incur in connection with this offer, including legal, accounting and other fees and expenses, will be paid by us and have no effect on your contract regardless of whether or not you accept this offer.

You will not be subject to any current tax consequences if you accept this offer. The amount added to your contract will be treated like earnings for income tax purposes. The tax rules for withdrawals from and surrenders of the contract continue to apply. For additional information, see “Tax information” in your Prospectus.

The amount we add to your contract’s account value is not subject to any credit enhancements that may apply to your contract. Therefore, you will not receive any credit enhancements if you accept this offer.

A withdrawal charge will not apply to the amount we add to your contract’s account value. However, if you take a withdrawal more than 30 days after the expiration date shown in your offer letter, a withdrawal charge may apply to your contributions depending on how long each contribution has been invested in your contract. For example, a withdrawal charge may apply if: (i) you make one or more withdrawals during the contract year that, in total, exceed the 10% free withdrawal amount; or (ii) you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For additional information, see “Withdrawal charge” in “Charges and expenses” in your Prospectus.

Although we do not directly compensate your financial professional based on your acceptance of this offer, he or she may receive payments that may provide an incentive in recommending whether or not you should accept this offer. For example, if your account value increases and you choose to remain invested in your contract, the total dollar amount of any ongoing annual compensation to your financial professional and/or his or her firm may increase. Or, if you exchange this contract for another variable annuity or other investment product, your financial professional may receive compensation upon completion of that purchase. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

This offer may not be available in all states. We may suspend or terminate this offer at any time. In the future, we may make additional offers in connection with these Guaranteed Benefits on different and/or more or less favorable terms.

Appendix I

Guaranteed withdrawal benefit for life (‘‘GWBL’’), GWBL Enhanced death benefit and GWBL

Standard death benefit Information

For an additional charge, the Guaranteed withdrawal benefit for life (‘‘GWBL’’) guarantees that you can take withdrawals up to a maximum amount per year (your ‘‘Guaranteed annual withdrawal amount’’). You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See ‘‘Accessing your money’’ in your Prospectus.

Your investment options under the GWBL are limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) and the permitted variable investment options. The permitted variable investment options are the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio.

GWBL benefit base

Your GWBL benefit base is equal to your initial contribution and increases or decreases, as follows:

—	Your GWBL benefit base increases by any subsequent contributions.

—	Your GWBL benefit base may be increased on each contract date anniversary, as described in ‘‘Annual Ratchet’’ and ‘‘Deferral bonus’’ below.

—	If available under your contract, your GWBL benefit base may be increased as described in “200% Initial GWBL benefit base guarantee” below.

—	Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount (‘‘Excess withdrawal’’). See ‘‘Effect of Excess withdrawals’’ below.

Guaranteed annual withdrawal amount

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage (‘‘Applicable percentage’’) is based on the owner’s age at the time of the first withdrawal. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Please refer to “Guaranteed annual withdrawal amount” in your Prospectus for details regarding the Applicable percentages available under you contract.

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal. The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

Effect of Excess withdrawals

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals. An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount. See ‘‘Effects of Excess Withdrawals” in your Prospectus for more detail.

Annual Ratchet

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we will increase the charge for the benefit to the maximum charge permitted under the contract. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see ‘‘Guaranteed withdrawal benefit for life benefit charge’’ in ‘‘Charges and expenses’’ in your Prospectus.

Deferral bonus

Note: the deferral bonus available under your contract was either 5% or 7%. The deferral bonus period under your contract may have only been available for the first 10 contract years. Your contract and Prospectus will identify the deferral percentage and deferral bonus period available with your GWBL. Please see “Deferral bonus” in your Prospectus.

In each year you have not taken a withdrawal, you may be eligible for an increase to your GWBL benefit base by an amount equal to certain percentage of your total contributions (“deferral bonus”). If the Annual Ratchet occurs on any contract date anniversary, for the next and subsequent contract years, the deferral bonus will be a specified percentage of the most recent ratcheted GWBL benefit base plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months.

On any contract date anniversary on which you are eligible for a deferral bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the deferral bonus will not apply. If you opt out of the Annual Ratchet, the deferral bonus will still apply.

200% Initial GWBL Benefit base guarantee (available to certain Accumulator® contract owners)

For certain contracts, if you have not taken a withdrawal from the contract before the later of (i) the tenth contract date anniversary, or (ii) the contract date anniversary following the owner’s (or younger joint life’s) attained age 70, the GWBL Benefit base will be increased to equal 200% of contributions made to the contract during the first 90 days, plus 100% of any subsequent contributions received after the first 90 days. There will be no increase if your GWBL benefit base already exceeds this initial GWBL Benefit base guarantee. This is the only time that this special increase to the GWBL Benefit base is available.

However, you will continue to be eligible for the deferral bonuses following this one-time increase.

Subsequent contributions

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.

GWBL Guaranteed minimum death benefit

When you elected the GWBL you also elected one of the available Guaranteed minimum death benefits: (i) the GWBL Standard death benefit or (ii) the GWBL Enhanced death benefit.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make.

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

•	Your GWBL Enhanced death benefit base increases by any subsequent contribution;

•	Your GWBL Enhanced death benefit base may be increased on each contract date anniversary, as described in ‘‘Annual Ratchet’’ and ‘‘Deferral bonus’’ above.

•	If available under your contract, your GWBL Enhanced death benefit base may be increased as described in “200% Initial GWBL benefit base guarantee” above.

•	Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

The death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment but adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner’s death (adjusted for any subsequent withdrawals and associated withdrawal charges, if applicable), whichever provides a higher amount.

Appendix II

Exchange Offer Program

If you are considering purchasing a New Contract you should contact your financial professional, who will be able to explain the features of the New Contract, and provide you with the proper forms and application necessary to complete the transaction. New Contracts can only be purchased through a broker-dealer and are not available in all states or through all broker-dealer firms.

AXA Equitable will permit owners of the contracts included in this Guaranteed Withdrawal Benefit for Life offer to exchange their existing contract at net asset value for a New Contract. This exchange offer program is available if: (i) you accept our Guaranteed Withdrawal Benefit for Life offer and exchange your existing contract for a New Contract no later than 30 days after the expiration date shown in your offer letter; or (ii) your existing contract is not subject to the withdrawal charge. If you are considering exchanging your current contract for a New Contract and would like a copy of the prospectus for the New Contract, contact your financial professional.

Under this exchange offer program, the surrender of your existing contract will not trigger a withdrawal charge. The account value attributable to your existing contract would not be subject to any withdrawal charge under the New Contract (but would be subject to all other charges and fees under the New Contract). You should carefully consider whether an exchange is appropriate for you by comparing the features and benefits provided by your existing contract to the benefits and features provided by the New Contracts and other investment products. You should also compare the fees and charges of your existing contract to the fees and charges of the New Contract, which may be higher than the fees and charges under your existing contract and other investment products available to you.

The chart set out below provides a summary comparison of some of the important features of your existing contract and the New Contracts. You should not rely solely on this chart in examining the differences between your existing contract and the New Contracts. There may be other differences important for you to consider prior to purchasing a New Contract. You should read your Prospectus and other information related to your existing contract prior to requesting an exchange to a New Contract. Please note, this chart does not create or modify any existing rights or benefits, all of which are only established by your existing contract.

Comparison of your existing contract and the New Contracts

Existing Contract
	Existing contract prior to accepting this offer	Existing contract after accepting this offer	SCS Series C Contract	SCS Series ADV Contract	Investment Edge Select[1]	Investment Edge Series ADV[1]
Annual Administrative Charge[2]	$0 - $30	$0 - $30	None.	None.	$50[3]	$50[3]
Total Separate Account Annual Expenses	1.30% - 1.70%	1.30% - 1.70%	1.65%	0.65%	1.25%	0.30%
Maximum withdrawal charge	0% - 8%	0% - 8%	N/A	N/A	N/A	N/A
Guaranteed Withdrawal Benefit for Life charge	0.65% - 0.95%	N/A	N/A	N/A	N/A	N/A
Guaranteed Minimum Death Benefit charge	0% - 0.30%	N/A	N/A	N/A	N/A	N/A
GWBL Standard Death Benefit	The greater of: (i) your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to

1 THE INFORMATION IN THE CHART REGARDING INVESTMENT EDGE AND IN THE INVESTMENT EDGE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THE CONTRACTS AS DESCRIBED IN THE INVESTMENT EDGE PROSPECTUS UNTIL THE REGISTRATION STATEMENT RELATING TO THE INVESTMENT EDGE CONTRACTS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS IS NOT AN OFFER TO SELL THESE CONTRACTS AND WE ARE NOT SOLICITING AN OFFER TO BUY THESE CONTRACTS IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

2 The charge, if applicable, is $30 for each contract year. If the contract is surrendered or annuitized, or a death benefit is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.

3 We will deduct this charge on any contract date anniversary following the first contract date anniversary (or, for NQ contracts where Income Edge has been elected, the first Income Edge Anniversary Date) if, you were not enrolled in electronic delivery for the entirety of the preceding contract year (or, for NQ contracts where Income Edge has been elected, the preceding Annual Payout Period). If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. Otherwise, we will deduct the full charge.

	necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals (and any associated withdrawal charges, if applicable).	payment.	payment.	payment.	effect payment.	effect payment.
Variable Investment Options	6 Class B and IB	60 Class B and IB	3 Class IB	3 Class IB	124	124
Structured Investment Options[4]	N/A	N/A	16	16	N/A	N/A
Lifetime minimum guaranteed interest rate in the guaranteed interest option	1%-3%	1%-3%	N/A	N/A	N/A	N/A
Fixed Maturity Options[5]	Yes	Yes	No	No	No	No

4 The Structured Investment Option permits you to invest in one or more Segments, each of which provides performance tied to the performance of an index such as the S&P 500 Price Return Index (the “Index”), for a set period of time. The Structured Investment Option does not involve an investment in any underlying portfolio. Instead, it is an obligation of AXA Equitable. Unlike an index fund, the Structured Investment Option provides a return at maturity designed to provide protection against certain decreases in the Index in exchange for a limitation on participation in certain increases in the Index. The extent of the downside protection at maturity ranges from the first 10%, 20%, or 30% of loss. This means that you could lose up to 70% of your principal with a -30% Segment Buffer, up to 80% of your principal with a -20% Segment Buffer and up to 90% of your principal with a -10% Segment Buffer. See the SCS Prospectus for more information.

5 Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to a market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information. This feature is not available in all contracts or in all states.

                                    PART C

                               OTHER INFORMATION

Item 24.Financial Statements and Exhibits.

        (a)     The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance
        Company and Separate Account No. 49 and the Statement of Additional
        Information are to be filed by Amendment.

        (b)     Exhibits.

                The following exhibits correspond to those required by
                paragraph (b) of item 24 as to exhibits in Form N-4:

        1.      Resolutions of the Board of Directors of The Equitable Life
                Assurance Society of the United States ("Equitable")
                authorizing the establishment of the Registrant, incorporated by reference to Exhibit 1 to the Registration Statement on
                Form N-4 (File No. 333-05593), filed June 10, 1996.

        2.      Not applicable.

        3.      (a)       Distribution Agreement, dated as of January 1, 1998
                          by and between The Equitable Life Assurance Society
                          of the United States for itself and as depositor on
                          behalf of the Equitable Life separate accounts and
                          Equitable Distributors, Inc., incorporated herein
                          by reference to the Registration Statement filed on
                          Form N-4 (File No. 333-64749) filed on August 5,
                          2011.

                (a)(i)    First Amendment dated as of January 1, 2001 to the
                          Distribution Agreement dated as of January 1, 1998
                          between The Equitable Life Assurance Society of the
                          United States for itself and as depositor on behalf
                          of the Equitable Life separate accounts and
                          Equitable Distributors, Inc., incorporated herein
                          by reference to the Registration Statement filed on
                          Form N-4 (File No. 333-127445) filed on August 11,
                          2005.

                (a)(ii)   Second Amendment dated as of January 1, 2012 to the
                          Distribution Agreement dated as of January 1, 1998
                          between AXA Equitable Life Insurance Company and
                          AXA Distributors LLC incorporated herein by
                          reference to the Registration Statement filed on
                          Form N-4 (File No. 333-05593) filed on
                          April 24, 2012.

                (b)       Distribution Agreement for services by The
                          Equitable Life Assurance Society of the United
                          States to AXA Network, LLC and its subsidiaries
                          dated January 1, 2000 previously filed with this
                          Registration Statement (File No. 333-31131) on
                          April 19, 2001.

                (c)       Transition Agreement for services by AXA Network,
                          LLC and its subsidiaries to The Equitable Life
                          Assurance Society of the United States dated
                          January 1, 2000 previously filed with this
                          Registration Statement (File No. 333-31131) on
                          April 19, 2001.

                (d)       General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, previously filed with Registration
                          Statement (File No. 2-30070) on April 19, 2004, and
                          incorporated herein by reference.

                (d)(i)    First Amendment dated as of January 1, 2003 to
                          General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-05593) filed on April 24, 2012.

                (d)(ii)   Second Amendment dated as of January 1, 2004 to
                          General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No.333-05593) filed on April 24, 2012.

                (d)(iii)  Third Amendment dated as of July 19, 2004 to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between The Equitable Life
                          Assurance Society of the United States and AXA
                          Network, LLC and its subsidiaries incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-127445), filed on August 11,
                          2005.

                                      C-1

          (d)(iv)    Fourth Amendment dated as of November 1, 2004 to
                     General Agent Sales Agreement dated as of
                     January 1, 2000 by and between The Equitable Life
                     Assurance Society of the United States and AXA
                     Network, LLC and its subsidiaries incorporated
                     herein by reference to Registration Statement on
                     Form N-4 (File No. 333-127445), filed on August 11,
                     2005.

          (d)(v)     Fifth Amendment dated as of November 1, 2006, to
                     General Agent Sales Agreement dated as of
                     January 1, 2000 by and between The Equitable Life
                     Assurance Society of the United States and AXA
                     Network, LLC and its subsidiaries incorporated
                     herein by reference to Registration Statement on
                     Form N-4 (File No. 333-05593), filed on
                     April 24, 2012.

          (d)(vi)    Sixth Amendment dated as of February 15, 2008, to
                     General Agent Sales Agreement dated as of
                     January 1, 2000 by and between AXA Equitable Life
                     Insurance Company (formerly known as The Equitable
                     Life Assurance Society of the United States) and
                     AXA Network, LLC and its subsidiaries, incorporated
                     herein by reference to Registration Statement on
                     Form N-4 (File No. 333-05593), filed on April 24,
                     2012.

          (d)(vii)   Seventh Amendment dated as of February 15, 2008, to
                     General Agent Sales Agreement dated as of
                     January 1, 2000 by and between AXA Equitable Life
                     Insurance Company (formerly known as The Equitable
                     Life Assurance Society of the United States) and
                     AXA Network, LLC and its subsidiaries, incorporated
                     herein by reference to Registration Statement on
                     Form N-4 (File No. 2-30070) to Exhibit 3(r), filed
                     on April 20, 2009.

          (d)(viii)  Eighth Amendment dated as of November 1, 2008, to
                     General Agent Sales Agreement dated as of
                     January 1, 2000 by and between AXA Equitable Life
                     Insurance Company (formerly known as The Equitable
                     Life Assurance Society of the United States) and
                     AXA Network, LLC and its subsidiaries, incorporated
                     herein by reference to Registration Statement on
                     Form N-4 (File No. 2-30070) to Exhibit 3(s), filed
                     on April 20, 2009.

          (d)(ix)    Ninth Amendment dated as of November 1, 2011 to
                     General Agent Sales Agreement dated as of January
                     1, 2000 by and between AXA Life Insurance Company
                     (formerly known as The Equitable Life Assurance
                     Society of the United States) and AXA Network, LLC
                     and its subsidiaries incorporated herein by
                     reference to the Registration Statement filed on
                     Form N-4 (File No. 333-05593) filed on April 24,
                     2012.

                                      C-2

           (e)      Form of Brokerage General Agent Sales Agreement
                    with Schedule and Amendment to Brokerage General
                    Agent Sales Agreement among [Brokerage General
                    Agent] and AXA Distributors, LLC, AXA Distributors
                    Insurance Agency, LLC, AXA Distributors Insurance
                    Agency of Alabama, LLC, and AXA Distributors
                    Insurance Agency of Massachusetts, LLC,
                    incorporated herein by reference to Exhibit No.
                    3.(i) to Registration Statement (File No.
                    333-05593) on Form N-4, filed on April 20, 2005.

           (f)      Form of Wholesale Broker-Dealer Supervisory and
                    Sales Agreement among [Broker-Dealer] and AXA
                    Distributors, LLC, incorporated herein by reference
                    to Exhibit No. 3.(j) to Registration Statement
                    (File No. 333-05593) on Form N-4, filed on April
                    20, 2005.

                                      C-3

         4.      (a)      Form of group annuity Contract no. 1050-94IC,
                          incorporated herein by reference to Exhibit 4(a) to
                          the Registration Statement on Form N-4 (File No.
                          33-83750), filed February 27, 1998.

                 (b)      Forms of group annuity Certificate nos. 94ICA and
                          94ICB, incorporated herein by reference to Exhibit
                          4(b) to the Registration Statement on Form N-4
                          (File No. 33-83750), filed February 27, 1998.

                 (c)      Forms of Endorsement nos. 94ENIRAI, 94ENNQI and
                          94ENMVAI to contract no. 1050-94IC and data pages
                          nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein
                          by reference to Exhibit 4(c) to the Registration
                          Statement on Form N-4 (File No. 33-83750), filed
                          February 27, 1998.

                 (d)      Form of Endorsement no. 95ENLCAI to contract no.
                          1050-94IC and data pages no. 94ICA/BLCA,
                          incorporated herein by reference to Exhibit 4(e) to
                          the Registration Statement on Form N-4 (File No.
                          33-83750), filed February 27, 1998.

                                      C-4

                 (e)      Forms of Data Pages for Equitable Accumulator Select
                          (IRA) and Equitable Accumulator Select (NQ),
                          previously filed with this Registration Statement
                          (File No. 333-31131) on July 11, 1997.

                 (f)      Forms of Data Pages for Equitable Accumulator Select
                          (IRA) and Equitable Accumulator Select (NQ),
                          previously filed with this Registration Statement
                          No. 333-31131 on December 31, 1997.

                 (g)      Form of Endorsement No. 98ENJONQI to Contract Form
                          No. 1050-941C and the Certificates under the
                          Contract, previously filed with this Registration
                          Statement No. 333-31131 on December 31, 1997.

                 (h)      Form of Endorsement No. 98ROTH to Contract Form No.
                          1050-94IC and the Certificate under the Contract,
                          previously filed with this Registration Statement on
                          Form N-4 (File No. 333-31131) on December 30, 1997.

                 (i)      Form of Custodial Owned Roth Endorsement No.
                          98COROTH to Contract No. 1050-94IC, previously filed
                          with this Registration Statement No. 333-31131 on
                          May 1, 1998.

                 (j)      Form of Defined Benefit Endorsement No. 98ENDBQPI to
                          Contract No. 1050-94IC, previously filed with this
                          Registration Statement No. 333-31131 on May 1, 1998.

                 (k)      Form of Data Pages for Equitable Accumulator Select
                          TSA, previously filed with this Registration
                          Statement No. 333-31131 on May 22, 1998.

                 (l)      Form of Endorsement applicable to TSA Certificates,
                          incorporated by reference to Exhibit 4(t) to
                          Registration Statement No. 333-05593, filed May 22,
                          1998.

                 (m)      Form of Enrollment Form/Application for Equitable
                          Accumulator Select (IRA, NQ, QP and TSA), previously
                          filed with this Registration Statement No. 333-31131
                          on November 30, 1998.

                 (n)      Form of Data Pages (as revised) for Equitable
                          Accumulator Select (IRA, NQ, QP, and TSA),
                          previously filed with this Registration Statement
                          No. 333-31131 on December 28, 1998.

                 (o)      Form of Endorsement No. 98ENIRAI-IM to Contract No.
                          1050-94IC and the Certificates under the Contract,
                          previously filed with this Registration Statement on
                          December 28, 1998.

                 (p)      Form of Data Pages for Equitable Accumulator Select
                          (IRA,NQ, QP and TSA), previously filed with this
                          Registration Statement, File No. 333-31131 on
                          April 25, 2000.

                 (q)      Form of endorsement for Beneficiary Continuation
                          option (Form No. 2000ENIRAI-IM) to be used with IRA
                          certificates previously filed with this Registration
                          Statement No. 333-31131 on April 25, 2000.

                 (r)      Form of Data Pages for Equitable Accumulator Select
                          baseBUILDER previously filed with this Registration
                          Statement No. 333-31131 on April 25, 2000.

                 (s)      Form of Endorsement applicable to Roth IRA
                          Contracts, Form No. IMROTHBCO-1 previously filed
                          with this Registration Statement File No. 333-31131
                          on April 25, 2001.

                                      C-5

                (t)       Revised Form of Endorsement applicable to IRA
                          Certificates, Form No. 2000ENIRAI-IM previously
                          filed with this Registration Statement File No.
                          333-31131 on April 25, 2001.

                (u)       Form of Endorsement applicable to Non-Qualified
                          Certificates, Form No. 99ENNQ-G previously filed
                          with this Registration Statement File No. 333-31131
                          on April 25, 2001.

                (v)       Form of Optional Death Benefit Rider, Form No. 2000
                          PPDB previously filed with this Registration
                          Statement File No. 333-31131 on April 25, 2001.

                (w)       Revised Form of Data Pages for Equitable Accumulator
                          Select (Rollover IRA, Roth Conversion, NQ,
                          QP-Defined Contribution, QP-Defined Benefit, TSA)
                          previously filed with this Registration Statement
                          File No. 333-31131 on April 25, 2001.

                (x)       Form of Amendment to Certificate Form No. 94ICB,
                          Form No. 2000 BENE-G previously filed with this
                          Registration Statement File No. 333-31131 on
                          April 25, 2001.

                (y)       Form of Endorsement (No. 2001 ENJONQ) applicable to
                          Non-Qualified Certificates previously filed with
                          this Registration Statement File No. 333-31131 on
                          April 25, 2001.

                (z)       Form of Endorsement applicable to twelve month
                          dollar cost averaging, No. 2002DCA-MM previously
                          filed with this Registration Statement File No.
                          333-31131 on December 20, 2001.

                (a)(a)    Form of Data Pages for Accumulator Select, Form No.
                          94ICA/B previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (b)(b)    Form of Data pages No. 94ICA/B previously filed with
                          this Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (c)(c)    Form of Endorsement applicable to Fixed Maturity
                          Options, No. 2002FMO previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (d)(d)    Form of Optional Death Benefit Rider, Form No.
                          2002PPDB previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (e)(e)    Form of Guaranteed Minimum Income Benefit Rider,
                          Form No. 2002GMIB previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (f)(f)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% or AR previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (g)(g)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% Rollup previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (h)(h)    Form of Guaranteed Death Benefit Rider, Form No.
                          2002GMDB-AR previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (i)(i)    Form of Data Page for Accumulator Select, Form No.
                          2002DPSelect previously filed with this Registration
                          Statement, (File No. 333-31131) on March 8, 2002.

                                      C-6

                 (j)(j)   Form of Data Pages, Form No. 2002DP previously
                          filed with this Registration Statement, (File No.
                          333-31131) on March 8, 2002.

                 (k)(k)   Form of Endorsement applicable to EGTRRA, Form No.
                          2002EGTRRA previously filed with this Registration
                          Statement, (File No. 333-31131) on March 8, 2002.

                 (l)(l)   Form of Endorsement applicable to Money Market
                          Dollar Cost Averaging, Form No. 2002DCA-MM
                          previously filed with this Registration Statement,
                          (File No. 333-31131) on March 8, 2002.

                 (m)(m)   Form of Endorsement applicable to fixed maturity
                          options, Form No. 2002FMO previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (n)(n)   Form of Protection Plus Optional Death Benefit
                          Rider, Form No. 2002PPDB previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (o)(o)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002MDB-6%orAR previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (p)(p)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMDB-6% Rollup previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (q)(q)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMDB-AR previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (r)(r)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMIB-6%Rollup previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (s)(s)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMIB previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (t)(t)   Form of Endorsement (No. 2002 NQBCO) applicable to
                          non-qualified contract/certificates with
                          beneficiary continuation option, incorporated
                          herein by reference to Exhibit No. 4(a)(c) to the
                          Registration Statement (File No. 333-05593) filed
                          on April 23, 2003.

                 (u)(u)   Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), annual ratchet to age 85,
                          incorporated herein by reference to Exhibit No.
                          4(a)(d) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (v)(v)   Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), [6%] Rollup to age 85,
                          incorporated herein by reference to Exhibit No.
                          4(a)(e) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (w)(w)   Form of Guaranteed Minimum Death Benefit Rider,
                          (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to
                          Age [85] GMDB or Annual Ratchet to age [85] GMDB,
                          incorporated herein by reference to Exhibit No.
                          4(a)(f) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (x)(x)   Form of Guaranteed Minimum Income Benefit Rider
                          (also known as the Living Benefit), (No. 2002
                          GMIB), incorporated herein by reference to Exhibit
                          No. 4(a)(g) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                                      C-7

                (y)(y)     Form of Protection Plus Optional Death Benefit
                           Rider (No. 2002 PPDB), incorporated herein by
                           reference to Exhibit No. 4(a)(h) to the
                           Registration Statement (File No. 333-05593) filed
                           on April 23, 2003.

                (z)(z)     Form of GIO Select Transfer/Allocation Restrictions
                           (No. 2002 DP (GIA/SEL)). Filed with this
                           Registration Statement File No. 333-31131 on
                           April 24, 2003.

                (a)(a)(a)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup
                           to age [85] GMDB or Annual Ratchet to Age [85]
                           GMDB, incorporated herein by reference to Exhibit
                           4(a)(i) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (b)(b)(b)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB-AR) Annual Ratchet to Age
                           [85], incorporated herein by reference to Exhibit
                           4(a)(j) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (c)(c)(c)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB) (also known as the Living
                           Benefit), incorporated herein by reference to
                           Exhibit 4(a)(k) to the Registration Statement (File
                           No. 333-05593) filed on May 8, 2003.

                (d)(d)(d)  Form of Protection Plus Optional Death Benefit
                           Rider (No. 2003PPDB), incorporated herein by
                           reference to Exhibit 4(a)(l) to the Registration
                           Statement (File No. 333-05593) filed on May 8, 2003.

                (e)(e)(e)  Form of Enhanced Guaranteed Principal Benefit
                           ("Enhanced GPB") Rider (No. 2003 GPB), incorporated
                           herein by reference to Exhibit 4(a)(m) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (f)(f)(f)  Form of Spousal Protection Rider applicable to
                           [Non-Qualified][Certificate/Contract]s (No. 2003
                           SPPRO), incorporated herein by reference to Exhibit
                           4(a)(n) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (g)(g)(g)  Form of Data Pages (No. 2003 DPTOBCO), incorporated herein by reference to Exhibit 4(a)(o) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (h)(h)(h)  Form of Data Pages (No. 2003DP), incorporated
                           herein by reference to Exhibit 4(a)(p) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (i)(i)(i)  Form of Data Pages (No. 2003DPSelect). Filed with this Registration Statement File No. 333-31131 on
                           May 8, 2003.

                (j)(j)(j)  Form of Data Pages (Inherited IRA) (No. 2003
                           DPTOBCO-Select). Filed with this Registration
                           Statement File No. 333-31131 on May 8, 2003.

                (k)(k)(k)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           (No. 2004 GWB-A), incorporated by reference to
                           Exhibit No. 4(a)(r) to Registration Statement File
                           No. 333-05593, Filed May 3, 2004.

                (l)(l)(l)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           (No. 2004 GWB-B), incorporated by reference to
                           Exhibit No. 4(a)(s) to Registration Statement File
                           No. 333-05593, Filed May 3, 2004.

                                      C-8

                (m)(m)(m)  Form of Data Pages (2004DPGWB dated May 1, 2004), incorporated by reference to Exhibit No. 4(a)(t) to
                           Registration Statement File No. 333-05593, Filed
                           May 3, 2004.

                (n)(n)(n)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-A
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(u) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (o)(o)(o)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-B
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(v) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (p)(p)(p)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-A1
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(w) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (q)(q)(q)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-B1
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(x) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (r)(r)(r)  Form of Change of Ownership Endorsement (2004COO)
                           incorporated herein by reference to Exhibit 4(a)(y)
                           to Registration Statement (File No. 333-05593) on
                           Form N-4, Filed April 20, 2005.

                (s)(s)(s)  Form of Endorsement Applicable to TSA Contracts
                           (2004TSA) incorporated herein by reference to
                           Exhibit 4(a)(z) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (t)(t)(t)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB revised 11/05 NLG) (also known
                           as the Living Benefit) incorporated herein by
                           reference to Exhibit 4.(a)(a)(a) to Registration
                           Statement File No. 333-05593 on Form N-4, filed on
                           October 14, 2005.

                (u)(u)(u)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB revised 11/05 OPR) (also known
                           as the Living Benefit) incorporated herein by
                           reference to Exhibit 4.(b)(b)(b) to Registration
                           Statement File No. 333-05593 on Form N-4, filed on
                           October 14, 2005.

                (v)(v)(v)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of
                           6% Roll up to Age 85 GMDB or Annual Ratchet to Age
                           85 GMDB) incorporated herein by reference to
                           Exhibit 4.(c)(c)(c) to Registration Statement File
                           No. 333-05593 on Form N-4, filed on October 14,
                           2005.

                (w)(w)(w)  Form of flexible premium deferred fixed and
                           variable annuity contract No. 2006BASE-I-B,
                           incorporated herein by reference to Exhibit
                           4.(d)(d)(d) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (x)(x)(x)  Form of flexible premium deferred fixed and
                           variable annuity contract No.2006BASE-I-A,
                           incorporated herein by reference to Exhibit
                           4.(e)(e)(e) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (y)(y)(y)  Form of Data Page No. 2006GWB DP, incorporated
                           herein by reference to Exhibit 4. (f)(f)(f) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                                      C-9

              (z)(z)(z)  Form of Data Page No. 2006DP, incorporated herein by reference to Exhibit 4.(g)(g)(g) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(b)  Form of Data Page No. 2006DPTOBCO, incorporated herein by reference to Exhibit 4.(h)(h)(h) to the
                         Registration Statement (File No.333-05593), filed
                         June 14, 2006.

              (a)(a)(c)  Form of Endorsement No.2006TSA-GWB, incorporated herein by reference to Exhibit 4.(i)(i)(i) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(d)  Form of Endorsement No.2006CRT, incorporated herein by reference to Exhibit 4.(j)(j)(j) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, on May 15, 2007.

              (a)(a)(e)  Form of Endorsement No.2006FMO, incorporated herein by reference to Exhibit 4.(k)(k)(k) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(f)  Form of Endorsement No.2006IRA-ACC, incorporated herein by reference to Exhibit 4.(l)(l)(l) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(g)  Form of Endorsement No.2006IRA-GWB, incorporated herein by reference to Exhibit 4.(m)(m)(m) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(h)  Form of Endorsement No.2006NQ-ACC, incorporated herein by reference to Exhibit 4.(n)(n)(n) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(i)  Form of Endorsement No.2006NQ-GWB, incorporated herein by reference to Exhibit 4.(o)(o)(o) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(j)  Form of Endorsement No.2006QP-ACC, incorporated herein by reference to Exhibit 4.(p)(p)(p) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(k)  Form of Endorsement No.2006QP-GWB, incorporated herein by reference to Exhibit 4.(q)(q)(q) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(l)  Form of Endorsement No.2006ROTH-ACC, incorporated herein by reference to Exhibit 4.(r)(r)(r) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(m)  Form of Endorsement No.2006ROTH-GWB, incorporated herein by reference to Exhibit 4.(s)(s)(s) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(n)  Form of Endorsement No.2006TSA-ACC, incorporated herein by reference to Exhibit 4.(t)(t)(t) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(o)  Form of Endorsement No.2006INHIRA-ACC, incorporated herein by reference to Exhibit4.(u)(u)(u) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(p)  Form of Endorsement No. 2006INHROTH-ACC,

                                     C-10

                           incorporated herein by reference to Exhibit
                           4.(v)(v)(v) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (a)(a)(q)  Form of Rider No. 2006GWB, incorporated herein by reference to Exhibit 4.(w)(w)(w) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(r)  Form of Rider No. 2006EEB, incorporated herein by reference to Exhibit 4.(x)(x)(x) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(s)  Form of Rider No. 2006GMAB, incorporated herein by reference to Exhibit 4. (y)(y)(y) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(t)  Form of Rider No. 2006GMDB-AR, incorporated herein by reference to Exhibit 4.(z)(z)(z) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(u)  Form of Rider No. 2006GMDB-GR, incorporated herein by reference to Exhibit 4.(a)(a)(b) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(v)  Form of Rider No. 2006GMDBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(c) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(w)  Form of Rider No. 2006GMIB, incorporated herein by reference to Exhibit 4.(a)(a)(d) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(x)  Form of Rider No. 2006GMIBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(e) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(y)  Form of Data Page No. 2006DPSelect, as previously filed with this Registration Statement File No.
                           333-31131, filed June 15, 2006.

                (a)(a)(z)  Form of Contract for Individual Fixed and Variable
                           Annuity (2007DPSelect), filed with this
                           Registration Statement (File No. 333-31131) on
                           May 15, 2007.

                (a)(b)(a)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007MMDCA), filed with this
                           Registration Statement (File No. 333-31131) on
                           May 15, 2007.

                (a)(b)(b)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007DP), incorporated herein by reference
                           to Exhibit 4 (a)(a)(g) to the Registration
                           Statement (File No. 333-05593), filed January 30,
                           2007.

                (a)(b)(c)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007GWBL DP), incorporated herein by
                           reference to Exhibit 4 (a)(a)(h) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(d)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007DPTOBCO), incorporated herein by
                           reference to Exhibit 4 (a)(a)(i) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(e)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIB), incorporated herein by
                           reference to Exhibit 4 (a)(a)(n) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                                     C-11

                (a)(b)(f)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(o) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(g)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIBOPR-R), incorporated herein by
                           reference to Exhibit 4 (a)(a)(p) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(h)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-GR-6), incorporated herein by
                           reference to Exhibit 4 (a)(a)(q) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(i)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-GR-3), incorporated herein by
                           reference to Exhibit 4 (a)(a)(r) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(j)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(s) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(k)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-AR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(t) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(l)  Form of Rider for Individual Fixed and Variable
                           Annuity (2006GWB - rev 5-07 NQ), incorporated
                           herein by reference to Exhibit 4 (a)(a)(u) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(m)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007DB-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(a)(v) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(n)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007DB-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(a)(w) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(o)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007NQ-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(a)(x) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(p)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007NQ-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(a)(y) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(q)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2006IRA-ACC-rev 5-07),
                           incorporated herein by reference to Exhibit 4
                           (a)(a)(z) to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                (a)(b)(r)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2006IRA-GWB - rev 5-07),
                           incorporated herein by reference to Exhibit 4
                           (a)(b)(a) to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                                     C-12

               (a)(b)(s)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2006ROTH-ACC - rev 5-07),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(b) to the Registration Statement (File No.
                          333-05593), filed January 30, 2007.

               (a)(b)(t)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2006ROTH-GWB - rev 5-07),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(c) to the Registration Statement (File No.
                          333-05593), filed January 30, 2007.

               (a)(b)(u)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2007COO), incorporated herein by
                          reference to Exhibit 4 (a)(b)(e) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

               (a)(b)(v)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2007PREDB), incorporated herein by
                          reference to Exhibit 4 (a)(b)(f) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

               (a)(b)(w)  Form of Guaranteed Withdrawal Benefit
                          (("GWB")(rev0208)) is incorporated herein by
                          reference to Exhibit 4.(a)(b)(g) to the Registration
                          Statement (File No. 333-05593) filed on October 15,
                          2007.

               (a)(b)(x)  Form of Data Page Rider for Individual Fixed and
                          Variable Annuity (2007GWBL DP (rev 0208)) is
                          incorporated herein by reference to Exhibit
                          4.(a)(b)(h) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2008.

               (a)(b)(y)  Form of Guaranteed Withdrawal Benefit for Life
                          ("GWBL") Rider (No. 2008GWBL), incorporated herein
                          by reference to Exhibit 4 (a) (b) (r) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(b)(z)  Form of Memorandum of Variable Material for Rider
                          Form Nos. 2008GWBL and 2008GMIB and Endorsement
                          2008ADOPT, incorporated herein by reference to
                          Exhibit 4 (a) (b) (s) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

               (a)(c)(a)  Form of Data Pages (No. 2008DP), incorporated herein by reference to Exhibit 4 (a) (b) (t) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(b)  Form of Endorsement Applicable to the Right to Add
                          an Optional Guaranteed Withdrawal Benefit for Life
                          ("GWBL") or Guaranteed Minimum Income Benefit
                          ("GMIB") Rider (No. 2008ADOPT), incorporated herein
                          by reference to Exhibit 4 (a) (b) (u) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(c)  Form of Guaranteed Minimum Death Benefit Rider w/
                          Optional Reset (GMBD) (No. 2008GMDBOPR),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(v) to the Registration Statement (File No.
                          333-64749) on Form N-4 filed on August 20, 2008.

               (a)(c)(d)  Form of Guaranteed Minimum Death Benefit Rider
                          (GMDB) (No. 2008GMDBSA), incorporated herein by
                          reference to Exhibit 4 (a) (b) (w) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(e)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider with Optional Reset of [6% / 6.5%] Roll Up to
                          Age [85] GMIB Benefit Base and Guaranteed

                                     C-13

                           Withdrawal Benefit for Life Conversion Benefit (No.
                           2008GMIB), incorporated herein by reference to
                           Exhibit 4(a)(b)(x) to the Registration Statement
                           (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(f)  Form of Endorsement Applicable to Credits Applied
                           to Annuity Account Value (No. 2008TRBNS),
                           incorporated herein by reference to Exhibit 4 (a)
                           (b) (y) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on August 20, 2008.

                (a)(c)(g)  Form of Endorsement Applicable to the Deferment
                           Provision (No. 2008DEFER), incorporated herein by
                           reference to Exhibit 4 (a) (b) (z) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(h)  Form of Endorsement Applicable to IRA Contracts
                           (No. 2008IRA-ACC), incorporated herein by reference
                           to Exhibit 4 (a)(c)(a) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(i)  Form of Endorsement Applicable to Custodial
                           Contracts (No. 2008IRA-CSTDL-NS), incorporated
                           herein by reference to Exhibit 4 (a) (c) (b) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(j)  Form of Endorsement Applicable to IRA Contracts
                           (No. 2008IRA-GWB), incorporated herein by reference
                           to Exhibit 4 (a)(c)(c) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(k)  Form of Endorsement Applicable to ROTH-IRA
                           Contracts (No. 2008ROTH-ACC), incorporated herein
                           by reference to Exhibit 4(a)(c)(d) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(l)  Form of Endorsement Applicable to ROTH-IRA
                           Contracts (No. 2008ROTH-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(c)(e) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(m)  Form of Endorsement Applicable to SEP-IRA Contracts
                           (No. 2008SEPIRA-ACC), incorporated herein by
                           reference to Exhibit 4 (a)(c)(f) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(n)  Form of Endorsement Applicable to SEP-IRA Contracts
                           (No. 2008SEPIRA-GWB), incorporated herein by
                           reference to Exhibit 4 (a)(c)(g) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(o)  Form of Endorsement Applicable to Simple IRA
                           Contracts (No. 2008SIMIRA-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(c)(h) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(p)  Form of Endorsement Applicable to Simple IRA
                           Contracts (No. 2008SIMIRA-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(c)(i) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(q)  Form of Non-Spousal Beneficiary Continuation Option
                           (BCO) Tax-Qualified Retirement Plan Funds Direct
                           Rollover to Traditional IRA Endorsement (No.
                           2008TQNSBCO), incorporated herein by reference to
                           Exhibit 4 (a)(c)(j) to the Registration Statement
                           (File No. 333-64749) on Form N-4 filed on August
                           20, 2008.

                                     C-14

                (a)(c)(r)  Form for use with Certificate Form No.
                           2006BASEA/2006BASEB or Contract Form No.
                           2006BASE-I-A/2006BASE-I-B (Depending on
                           Jurisdiction) Marketed as AXA Equitable's
                           "Accumulator Series 08" ("Accumulator",
                           "Accumulator Select", "Accumulator Plus" and
                           "Accumulator Elite"), incorporated herein by
                           reference to Exhibit 4 (a)(c)(k) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on August 20, 2008.

                (a)(c)(s)  Form of Data Pages (No. 2008DPBCO -
                           INH/NSDR),incorporated herein by reference to
                           Exhibit 4 (a)(c)(c) to the Registration Statement
                           (File No. 333-05593) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(t)  Form of Data Pages (No. 2008DPSELECT) previously filed with this Registration Statement, File No.
                           333-31131, on August 22, 2008.

                (a)(c)(u)  Form of Endorsement Applicable to the Right to
                           Add an Optional Guaranteed Minimum Income Benefit
                           ("GMIB") Rider (No. 2009ADOPT), incorporated
                           herein by reference to Exhibit 4 (a) (c) (o) to
                           the Registration Statement (File No. 333-64749)
                           on Form N-4 filed on May 13, 2009.

                (a)(c)(v)  Form of Endorsement Applicable to Investment
                           Options (Form No. 2009GOA), incorporated herein
                           by reference to Exhibit 4 (a) (c) (p) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(c)(w)  Form of Endorsement Applicable to GWBL Maturity
                           Date Annuity Benefit (Form No. 2009GWBLMD),
                           incorporated herein by reference to Exhibit 4
                           (a)(c) (r) to the Registration Statement (File
                           No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(x)  Form of Endorsement Applicable to Section 6.02,
                           "Payment Upon Death" (Form No. 2009DBENDO),
                           incorporated herein by reference to Exhibit 4
                           (a)(c)(s) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(y)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider Annual Ratchet to Age [85] (Form No.
                           2009GMDBAR), incorporated herein by reference to
                           Exhibit 4 (a) (c) (t) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed
                           on May 13, 2009.

                (a)(c)(z)  Form of Guaranteed Minimum Death Benefit Rider
                           (Form No. 2009GMDBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(c)(u) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(d)(a)  Form of Guaranteed Minimum Income Benefit
                           ("GMIB") Rider with Optional Reset of [5%] Roll
                           Up to Age [85] GMIB Benefit Base and Guaranteed
                           Withdrawal Benefit for Life Conversion Benefit
                           (Form No. 2009GMIB), incorporated herein by
                           reference to Exhibit 4 (a) (c) (v) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(d)(b)  Form of Endorsement Applicable to Special Money
                           Market Dollar Cost Averaging (Form No.
                           2009MMSDCA) incorporated herein by reference to
                           Exhibit 4 (a) (c) (q) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed
                           on May 13, 2009.

                (a)(d)(c)  Form of Data Pages, (Form No. 2009DPSelect),
                           previously filed with this Registration Statement
                           (File No. 333-31131) on May 14, 2009.

                                     C-15

                 (a)(d)(d) Form of Data Pages (Form No. 2009DP),
                           incorporated herein by reference to Exhibit 4 (a)
                           (c) (p) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on May 13, 2009.

                 (a)(e)(e) Form of Endorsement applicable to Termination of
                           Guaranteed Minimum Death Benefits (Form No.
                           2012GMDB-BO-1), incorporated herein by reference
                           to Exhibit 4(m)(m) to the Registration Statement
                           (File No. 33-83750) on Form N-4 filed April 24,
                           2013.

          5.     (a)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA and NQ), previously filed
                           with this Registration Statement (File No.
                           333-31131) on July 11, 1997.

                 (b)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA and NQ), previously filed
                           with this Registration Statement No. 333-31131 on
                           December 31, 1997.

                 (c)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ and QP), previously
                           filed with this Registration Statement No.
                           333-31131 on May 1, 1998.

                 (d)       Forms of Enrollment Form/Application for
                           Equitable Accumulator Select (IRA, NQ, QP and
                           TSA), previously filed with this Registration
                           Statement No. 333-31131 on May 22, 1998.

                 (e)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ, QP and TSA),
                           previously filed with this Registration Statement
                           No. 333-31131 on November 30, 1998.

                 (f)       Form of Enrollment Form/Application (as revised)
                           for Equitable Accumulator Select (IRA, NQ, QP and
                           TSA), previously filed with this Registration
                           Statement No. 333-31131 on December 28, 1998.

                 (g)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ, QP AND TSA),
                           previously filed with this Registration
                           Statement, File No. 333-31131 on April 30, 1999.

                 (h)       Form of application for Accumulator, Form No.
                           2002App01 previously filed with this Registration
                           Statement, (File No. 333-31131) on March 8, 2002.

                 (i)       Form of application for Accumulator, Form No.
                           2002App02 previously filed with this Registration
                           Statement, (File No. 333-31131) on March 8, 2002.

                 (j)       Form of application for Accumulator(R)
                           Select(SM), Form No. 2004 App02, as previously
                           filed with this Registration Statement File No.
                           333-31131, filed April 20, 2006.

                 (k)       Form of Application No. 2006 App 02, incorporated
                           herein by reference to Exhibit 5.(m) to the
                           Registration Statement (File No. 333-05593),
                           filed June 14, 2006.

                 (l)       Form of Application No. 2006 App 01, incorporated
                           herein by reference to Exhibit 5.(n) to the
                           Registration Statement (File No. 333-05593),
                           filed June 14, 2006.

                 (m)       Form of Application for Accumulator (2007App 01),
                           incorporated herein by reference to Exhibit 5 (o)
                           to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                 (n)       Form of Application for Accumulator (2007App 02),
                           incorporated herein by reference to Exhibit 5 (p)
                           to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                 (o)       Form of Application for Accumulator(R),
                           Select(SM), Form No. 2008 App 01 S, previously
                           filed with this Registration Statement, File No.
                           333-31131, on August 22, 2008.

                 (p)       Form of Application for Accumulator(R) Select(SM),

                                     C-16

                         Form No. 2008 App 02 S, previously filed with this
                         Registration Statement, File No. 333-31131, on
                         August 22, 2008.

              (q)        Form of Application for Accumulator(R) Select(SM),
                         Form No. 2009 App 01 S, previously filed with this
                         Registration Statement File No. 333-31131 on
                         May 14, 2009.

              (r)        Form of Application for Accumulator(R) Select(SM),
                         Form No. 2009 App 02 S, previously filed with this
                         Registration Statement File No. 333-31131 on
                         May 14, 2009.

          6.  (a)        Restated Charter of AXA Equitable, as amended
                         August 31, 2010, incorporated herein by reference
                         to Registration Statement on Form N-4, (File No.
                         333-05593), filed on April 24, 2012.

              (b)        By-Laws of AXA Equitable, as amended September 7,
                         2004, incorporated herein by reference to Exhibit
                         No. 6.(c) to Registration Statement on Form N-4,
                         (File No. 333-05593), filed on April 20, 2006.

          7.  Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States
              previously filed with this Registration Statement File No.
              333-31131 on April 25, 2001.

          8.  (a)        Amended and Restated Participation Agreement among
                         EQ Advisors Trust, AXA Equitable Life Insurance
                         Company ("AXA Equitable"), AXA Distributors and AXA
                         Advisors dated July 15, 2002 is incorporated herein
                         by reference to Post-Effective Amendment No. 25 to
                         the EQ Advisor's Trust Registration Statement on
                         Form N-1A (File No. 333-17217 and 811-07953), filed
                         on February 7, 2003.

              (a)(i)     Amendment No. 1, dated May 2, 2003, to the Amended
                         and Restated Participation Agreement among EQ
                         Advisors Trust, AXA Equitable, AXA Distributors and
                         AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         28 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on February
                         10, 2004.

              (a)(ii)    Amendment No. 2, dated July 9, 2004, to the Amended
                         and Restated Participation Agreement among EQ
                         Advisors Trust, AXA Equitable, AXA Distributors and
                         AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         35 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on October
                         15, 2004.

              (a)(iii)   Amendment No. 3, dated October 1, 2004, to the
                         Amended and Restated Participation Agreement among
                         EQ Advisors Trust, AXA Equitable, AXA Distributors
                         and AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         35 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on October
                         15, 2004.

              (a)(iv)    Amendment No. 4, dated May 1, 2005, to the Amended
                         and Restated Participation Agreement among EQ
                         Advisors Trust, AXA Equitable, AXA Distributors and
                         AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         37 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on April 7,
                         2005.

              (a)(v)     Amendment No. 5, dated September 30, 2005, to the
                         Amended and Restated Participation Agreement among
                         EQ Advisors Trust, AXA Equitable, AXA Distributors
                         and AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         44 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on April 5,
                         2006.

              (a)(vi)    Amendment No. 6, dated August 1, 2006, to the
                         Amended and Restated Participation Agreement among
                         EQ Advisors Trust, AXA Equitable, AXA Distributors
                         and AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         51 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on February
                         2, 2007.

              (a)(vii)   Amendment No. 7, dated May 1, 2007, to the Amended
                         and Restated Participation Agreement among EQ
                         Advisors Trust, AXA Equitable, AXA Distributors and
                         AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         53 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on April
                         27, 2007.

              (a)(viii)  Amendment No. 8, dated January 1, 2008, to the
                         Amended and Restated Participation Agreement among
                         EQ Advisors Trust, AXA Equitable, AXA Distributors
                         and AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         56 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on December
                         27, 2007.

              (a)(ix)    Amendment No. 9, dated May 1, 2008, to the Amended
                         and Restated Participation Agreement among EQ
                         Advisors Trust, AXA Equitable, AXA Distributors and
                         AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         61 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on February
                         13, 2009.

              (a)(x)     Amendment No. 10, dated January 1, 2009, to the
                         Amended and Restated Participation Agreement among
                         EQ Advisors Trust, AXA Equitable, AXA Distributors
                         and AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         64 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on March
                         16, 2009.

                                     C-17

            (a)(xi)    Amendment No. 11, dated May 1, 2009, to the Amended
                       and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors and
                       AXA Advisors dated July 15, 2002 incorporated
                       herein by reference to Post-Effective Amendment No.
                       67 To the EQ Advisor's Trust Registration Statement
                       (File No. 333-17217) on Form N-1A filed on April
                       15, 2009.

            (a)(xii)   Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among
                       EQ Advisors Trust, AXA Equitable, AXA Distributors
                       and AXA Advisors dated July 15, 2002 incorporated
                       herein by reference to Post-Effective Amendment No.
                       70 To the EQ Advisor's Trust Registration Statement
                       (File No. 333-17217) on Form N-1A filed on January
                       21, 2010.

            (a)(xiii)  Amendment No. 13, dated August 16, 2010, to the
                       Amended and Restated Participation Agreement among
                       EQ Advisors Trust, AXA Equitable, AXA Distributors
                       and AXA Advisors dated July 15, 2002 incorporated
                       herein by reference to Post-Effective Amendment No.
                       77 To the EQ Advisor's Trust Registration Statement
                       (File No. 333-17217) on Form N-1A filed on February
                       3, 2011.

            (a)(xiv)   Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among
                       EQ Advisors Trust, AXA Equitable, AXA Distributors
                       and AXA Advisors dated July 15, 2002 incorporated
                       herein by reference to Post-Effective Amendment No.
                       77 To the EQ Advisor's Trust Registration Statement
                       (File No. 333-17217) on Form N-1A filed on February
                       3, 2011.

            (a)(xv)    Amendment No. 15, dated June 7, 2011 , to the
                       Amended and Restated Participation Agreement among
                       EQ Advisors Trust, AXA Equitable, AXA Distributors
                       and AXA Advisors dated July 15, 2002 incorporated
                       herein by reference and/or previously filed with
                       Post-Effective Amendment No. 84 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217)
                       on Form N-1A filed on August 17, 2011.

            (a)(xvi)   Amendment No. 16, dated April 30, 2012, to the
                       Amended and Restated Participation Agreement among
                       EQ Advisors Trust, AXA Equitable and AXA
                       Distributors dated July 15,2002 incorporated herein
                       by reference to Post-Effective Amendment No. 96 to
                       the EQ Advisor's Trust Registration Statement
                       (File No. 333-17217) on Form N-1A filed on
                       February 7, 2012.

            (b)        Participation Agreement among AXA Premier VIP
                       Trust, AXA Equitable, AXA Advisors, AXA
                       Distributors and EDI dated as of December 3, 2001
                       incorporated herein by reference to and/or
                       previously filed with Pre-Effective Amendment No. 1
                       to AXA Premier VIP Trust Registration Statement
                       (File No. 333-70754) on Form N-1A filed on December
                       10, 2001.

            (b)(i)     Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP
                       Trust, AXA Equitable, AXA Advisors, AXA
                       Distributors and EDI dated as of December 3, 2001
                       incorporated herein by reference to Post-Effective
                       Amendment No. 6 to AXA Premier VIP Trust
                       Registration Statement (File No. 333-70754) on Form
                       N-1A filed on February 25, 2004.

            (b)(ii)    Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP
                       Trust, AXA Equitable, AXA Advisors, AXA
                       Distributors and EDI dated as of December 3, 2001
                       incorporated herein by reference to Post-Effective
                       Amendment No. 16 to AXA Premier VIP Trust
                       Registration Statement (File No. 333-70754) on Form
                       N-1A filed on June 1, 2006.

            (b)(iii)   Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP
                       Trust, AXA Equitable, AXA Advisors, AXA
                       Distributors and EDI dated as of December 3, 2001
                       incorporated herein by reference to Post-Effective
                       Amendment No. 20 to AXA Premier VIP Trust
                       Registration Statement (File No. 333-70754) on Form
                       N-1A filed on February 5, 2008.

       9.              Opinion and Consent of Dodie Kent, Esq., Vice
                       President and Associate General Counsel of AXA
                       Equitable, as to the legality of the securities
                       being registered, filed herewith.

       10.  (a)        Consent of independent registered public accounting
                       firm to be filed by amendment.

            (b)        Powers of Attorney, filed herewith.

       11.  Not applicable.

       12.  Not applicable.

       13.  Not applicable.

                                     C-18

 Item 25.  Directors and Officers of AXA Equitable.

           Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is
           1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
113 Waterford Circle
Berwyn, PA 19312

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Director, Chairman of the Board and
                                Chief Executive Officer

                                     C-19

*Andrew J. McMahon      Director and President

OTHER OFFICERS

*Anders B. Malmstrom    Senior Executive Director
                        and Chief Financial Officer

*Andrea M. Nitzan       Executive Director
                        and Chief Accounting Officer

*Michael B. Healy       Executive Director
                        and Chief Information Officer

*Salvatore Piazzolla    Senior Executive and Chief Human Resources
                        Officer

*Mary Fernald           Lead Director

*David Kam              Managing Director and Actuary

*Kevin E. Murray        Executive Director

*Anthony F. Recine      Managing Director, Chief Compliance
                        Officer and Deputy General Counsel

*Karen Field Hazin      Lead Director, Secretary and Associate
                        General Counsel

*Dave S. Hattem         Senior Executive Director and General
                        Counsel

*Michel Perrin          Managing Director and Actuary

*Naomi J. Weinstein     Lead Director

*Charles A. Marino      Executive Director and Chief
                        Actuary

*Nicholas B. Lane       Senior Executive Director and
                        President, Retirement Savings

*Robert O. Wright, Jr.  Senior Executive Director and Head of
                        Wealth Management

*Amy J. Radin           Senior Executive Director and
                        Chief Marketing Officer

*Joshua E. Braverman    Senior Executive Director and Treasurer

*Kevin Molloy           Senior Executive Director

*Keith Floman           Managing Director and Chief Actuary

                                     C-20

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

              Separate Account No. 49 of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable Life Insurance
Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding
Company").

              AXA owns 100% of the Holding Company's outstanding common stock.
AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable
Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2012 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-182903) on Form N-4 filed November 27, 2012.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q2-2013 is incorporated herein by reference to Exhibit 26(b) to Registration
Statement (File No. 333-190033) on Form N-4 filed July 19, 2013.

                                     C-21

Item 27. Number of Contractowners

         As of July 31, 2013, there were 6,475 Qualified Contract owners and
         5,945 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-laws of AXA Equitable Life Insurance Company ("AXA Equitable")
         provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees. (a) To
                the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i)  Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate is or was a director, officer or employee of the
                     Company shall be indemnified by the Company;

                (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate serves or served any other organization in any
                     capacity at the request of the Company may be indemnified
                     by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b)  To the extent permitted by the law of the State of
                          New York, the Company may provide for further
                          indemnification or advancement of expenses by
                          resolution of shareholders of the Company or the
                          Board of Directors, by amendment of these By-Laws, or
                          by agreement. (Business Corporation Law ss.721-726:
                          Insurance Law ss.1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers,
Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company.
The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     C-22

Item 29.Principal Underwriters

                 (a) AXA Advisors, LLC, and AXA Distributors, LLC, both
affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life
Insurance Company of America, are the principal underwriters for Separate
Accounts 49,70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP
Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America
Variable Account A and MONY America Variable Account L. In addition, AXA
Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,
301, A and I, and MONY's MONY Variable Account S, and Keynote Series Account.
The principal business address of AXA Advisors, LLC and AXA Distributors, LLC.
is 1290 Avenue of the Americas, NY, NY 10104.

                 (b) Set forth below is certain information regarding the
directors and principal officers of AXA Advisors, LLC and AXA Distributors,
LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Andrew J. McMahon                 Director, Chief Financial Protection &
                                   Wealth Management Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Anders B. Malmstrom               Director

*Amy J. Radin                      Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director and Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Philip Pescatore                  Chief Risk Officer

*Susan La Vallee                   Senior Vice President

*David M. Kahal                    Senior Vice President

*George Papazicos                  Senior Vice President

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Robert P. Walsh                   Vice President and Chief Financial Crime
                                   Officer

*Page Pennell                      Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Francesca Divone                  Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

Sue Ann Charles                    Assistant Secretary

                                     C-23

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David Ciotta                      Senior Vice President

*Todd Solash                       Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*Manish Agarwal                    Senior Vice President

*David Kahal                       Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Contracts" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

                                     C-24

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the
Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020,
and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at
Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the
                "contracts") may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective
Contracts.

                The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-25

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant has duly caused this Amendment to the Registration
Statement to be signed on its behalf, in the City and State of New York, on this 6th day of September, 2013.

                              SEPARATE ACCOUNT NO. 49 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                                   (Depositor)

                              By:  /s/ Dodie Kent
                                   -----------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New
York, on this 6th day of September, 2013.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Mark Pearson                  Anthony J. Hamilton  Bertram Scott
Barbara Fallon-Walsh          Peter S. Kraus       Lorie A. Slutsky
Danny L. Hale                 Andrew J. McMahon    Richard C. Vaughan
Henri de Castries             Ramon de Oliveira
Denis Duverne

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      September 6, 2013

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------

9                 Opinion and Consent of Counsel                      EX-99.9

10(b)             Powers of Attorney                                  EX-99.10b